Borrowings - Schedule of Principal Repayment for Long-Term Loan from Bank (Details)	Mar. 31, 2026 USD ($)
Schedule of Principal Repayment for Long-Term Loan from Bank [Abstract]
2026	$ 843,723
2027	1,687,446
2028	1,687,446
2029	1,687,446
2030	840,822
Total	$ 6,746,883